SUBSEQUENT EVENTS - Sale of SPEs (Details) - Sale Of Lot L and N	Mar. 22, 2019
SUBSEQUENT EVENTS
Compliance period	15 days
Brasnorte Transmissora de Energia S.A.
SUBSEQUENT EVENTS
Proportion of ownership Interest sold in subsidiary	49.71%
ETAU
SUBSEQUENT EVENTS
Proportion of ownership Interest sold in subsidiary	23.03%